ANALYSIS OF OPERATING SEGMENTS - Income by country (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Interest income	$ 19,647,518	$ 20,222,790	$ 19,552,735
Income for commission and fees	6,453,202	5,835,899	6,083,343
Storage services	169,386	155,253	161,298
Trust activities	336,637	343,268	334,910
Pension and severance fund management	1,253,700	1,158,524	1,129,391
Fees on credit cards	1,511,956	1,298,251	1,364,244
Office network services	18,914	17,493	24,618
Commissions on transfers, checks and checkbooks	25,187	31,113	50,026
Other commissions	10,771	8,586	12,350
Commissions on banking services	3,126,651	2,823,411	3,006,506
Share of profit of equity accounted investees, net of tax	300,217	220,162	229,626
Dividends	159,122	91,565	84,686
Income from sales of goods and services	10,450,914	9,144,789	9,156,588
Others operating income	273,914	155,825	139,575
Other income	2,053,519	2,952,951	1,948,178
Income	39,064,492	38,468,156	37,055,156
Energy And Gas E & G
Disclosure of operating segments [line items]
Income from goods and services from non-financial sector	4,874,278	4,509,551	4,524,903
Infrastructure [member]
Disclosure of operating segments [line items]
Income from goods and services from non-financial sector	4,662,912	3,966,192	3,783,534
Hotels [Member]
Disclosure of operating segments [line items]
Income from goods and services from non-financial sector	285,692	139,782	366,835
Agribusiness [member]
Disclosure of operating segments [line items]
Income from goods and services from non-financial sector	218,511	147,443	135,928
Others services [member]
Disclosure of operating segments [line items]
Income from goods and services from non-financial sector	135,607	225,996	205,813
Colombia
Disclosure of operating segments [line items]
Interest income	11,683,435	12,410,532	12,891,567
Income for commission and fees	3,681,564	3,390,994	3,506,114
Storage services	169,386	155,253	161,298
Trust activities	336,637	343,268	334,910
Pension and severance fund management	1,199,070	1,115,154	1,088,849
Fees on credit cards	658,028	584,225	606,581
Office network services	18,914	17,493	24,618
Commissions on transfers, checks and checkbooks	24,748	30,658	49,546
Other commissions	10,771	8,586	12,350
Commissions on banking services	1,264,010	1,136,357	1,227,962
Share of profit of equity accounted investees, net of tax	300,217	220,162	229,626
Dividends	148,091	78,186	80,443
Income from sales of goods and services	9,416,207	8,280,872	8,710,572
Others operating income	273,914	155,825	139,575
Other income	966,250	1,937,571	1,484,085
Income	26,195,764	26,318,317	26,902,407
Colombia | Energy And Gas E & G
Disclosure of operating segments [line items]
Income from goods and services from non-financial sector	3,850,399	3,655,799	4,102,181
Colombia | Infrastructure [member]
Disclosure of operating segments [line items]
Income from goods and services from non-financial sector	4,662,912	3,966,192	3,783,534
Colombia | Hotels [Member]
Disclosure of operating segments [line items]
Income from goods and services from non-financial sector	274,864	129,617	343,541
Colombia | Agribusiness [member]
Disclosure of operating segments [line items]
Income from goods and services from non-financial sector	218,511	147,443	135,928
Colombia | Others services [member]
Disclosure of operating segments [line items]
Income from goods and services from non-financial sector	135,607	225,996	205,813
Panama
Disclosure of operating segments [line items]
Interest income	2,334,194	1,972,328	1,418,362
Income for commission and fees	350,929	285,019	352,996
Fees on credit cards	59,542	43,513	45,016
Commissions on transfers, checks and checkbooks	439	455	480
Commissions on banking services	290,948	241,051	307,500
Dividends	9,018	11,543	2,666
Income from sales of goods and services		305	669
Other income	212,444	227,853	44,292
Income	2,906,585	2,497,048	1,818,985
Panama | Hotels [Member]
Disclosure of operating segments [line items]
Income from goods and services from non-financial sector		305	669
Costa Rica
Disclosure of operating segments [line items]
Interest income	2,000,806	2,152,830	2,128,292
Income for commission and fees	970,729	962,945	1,173,411
Pension and severance fund management	35,347	31,784	31,711
Fees on credit cards	374,086	348,199	406,458
Commissions on banking services	561,296	582,962	735,242
Other income	524,812	461,790	72,026
Income	3,496,347	3,577,565	3,373,729
Guatemala
Disclosure of operating segments [line items]
Interest income	1,258,845	1,293,265	1,058,404
Income for commission and fees	290,011	289,184	278,198
Fees on credit cards	95,617	74,860	69,367
Commissions on banking services	194,394	214,324	208,831
Dividends	1,185	1,157	870
Other income	154,897	154,258	147,776
Income	1,704,938	1,737,864	1,485,248
Honduras
Disclosure of operating segments [line items]
Interest income	1,148,521	1,181,310	950,760
Income for commission and fees	403,412	358,035	344,010
Pension and severance fund management	19,283	11,586	8,831
Fees on credit cards	154,976	107,368	99,055
Commissions on banking services	229,153	239,081	236,124
Dividends	828	679	707
Other income	83,746	56,065	59,667
Income	1,636,507	1,596,089	1,355,144
Nicaragua
Disclosure of operating segments [line items]
Interest income	392,584	392,163	391,889
Income for commission and fees	172,271	167,911	170,261
Fees on credit cards	67,355	55,522	50,568
Commissions on banking services	104,916	112,389	119,693
Other income	99,747	97,578	114,740
Income	664,602	657,652	676,890
El Salvador
Disclosure of operating segments [line items]
Interest income	773,094	770,206	660,029
Income for commission and fees	198,450	204,602	223,982
Fees on credit cards	84,517	66,819	63,467
Commissions on banking services	113,933	137,783	160,515
Other income	7,918	6,271	5,486
Income	979,462	981,079	889,497
Peru
Disclosure of operating segments [line items]
Interest income	21,037	15,100	6,162
Income for commission and fees	786	216
Commissions on banking services	786	216
Income from sales of goods and services	1,034,707	863,612	445,347
Other income	881	4,190	6,635
Income	1,057,411	883,118	458,144
Peru | Energy And Gas E & G
Disclosure of operating segments [line items]
Income from goods and services from non-financial sector	1,023,879	853,752	422,722
Peru | Hotels [Member]
Disclosure of operating segments [line items]
Income from goods and services from non-financial sector	10,828	9,860	22,625
Other countries
Disclosure of operating segments [line items]
Interest income	35,002	35,056	47,270
Income for commission and fees	385,050	176,993	34,371
Fees on credit cards	17,835	17,745	23,732
Commissions on banking services	367,215	159,248	10,639
Other income	2,824	7,375	13,471
Income	$ 422,876	$ 219,424	$ 95,112